ANNUAL REPORT
                                 OCTOBER 31, 2000

                               [GRAPHIC OMITTED]

         Mercury
         Large
         Cap Core
         Fund      OF MERCURY LARGE CAP
                   SERIES FUNDS, INC.

MASTER LARGE CAP CORE PORTFOLIO

WORLDWIDE INVESTMENTS AS OF OCTOBER 31, 2000
================================================================================

Ten Largest                                                           Percent of
Equity Holdings                                                       Net Assets
================================================================================
General Electric Company                                                 3.0%
--------------------------------------------------------------------------------
Intel Corporation                                                        2.8
--------------------------------------------------------------------------------
Cisco Systems, Inc.                                                      1.8
--------------------------------------------------------------------------------
Philip Morris Companies Inc.                                             1.5
--------------------------------------------------------------------------------
Corning Incorporated                                                     1.4
--------------------------------------------------------------------------------
Exxon Mobil Corporation                                                  1.3
--------------------------------------------------------------------------------
Applied Materials, Inc.                                                  1.3
--------------------------------------------------------------------------------
Siebel Systems, Inc.                                                     1.2
--------------------------------------------------------------------------------
Sanmina Corporation                                                      1.2
--------------------------------------------------------------------------------
FleetBoston Financial Corporation                                        1.2
--------------------------------------------------------------------------------

                                                                      Percent of
Ten Largest Industries                                                Net Assets
================================================================================
Electronic--Semiconductors                                              12.0%
--------------------------------------------------------------------------------
Electrical Equipment                                                     9.3
--------------------------------------------------------------------------------
Computer Services/Software                                               9.1
--------------------------------------------------------------------------------
Communications Equipment                                                 4.4
--------------------------------------------------------------------------------
Healthcare--Managed Care                                                 4.0
--------------------------------------------------------------------------------
Oil--Domestic Integrated                                                 3.6
--------------------------------------------------------------------------------
Oil & Gas--Refining & Marketing                                          3.1
--------------------------------------------------------------------------------
Hospital Management                                                      3.0
--------------------------------------------------------------------------------
Semiconductors                                                           2.5
--------------------------------------------------------------------------------
Oil--International Integrated                                            2.5
--------------------------------------------------------------------------------


                October 31, 2000 (2) Mercury Large Cap Core Fund

DEAR SHAREHOLDER

During the last 10 years, we have witnessed excellent management from the executive branch of government and from the Federal Reserve Board. Some believe that the higher-than-normal price/earnings multiples we are enjoying are a reflection of the confidence gained through skillful management executed by the financial regulators of our country. After six interest rate increases in 12 months, the Federal Reserve Board has opted to put monetary policy on hold.

It now appears that interest rates will not be raised unless further increases in inflation are evident and/or the stock market and economy appear to re-energize, which would force the Federal Reserve Board to make a preemptive strike. There is no doubt that the interest rate increases have had an impact on the growth rate of the economy, which had been reaching boom status. In particular, interest rate-sensitive consumer areas have all retreated somewhat. Most important, the NASDAQ went through a major decline in March, falling by 40%, shaking confidence in technology stocks and damaging the psyche for all investors. With stock options so prevalent in technology stocks, the impact of that fall was negative for retail consumption.

The rate change in retail sales has been more coincident with the NASDAQ's volatility in this cycle than in any other cycle since the post World War II period. The prevalence of stock options and aggressive trading by many has made the retail sales cycle, and, therefore, the economy, subject to the volatility that is being witnessed in these markets. However, history shows that retail sales weakness reflecting stock market declines does not last very long if stock prices recover.

The Federal Reserve Board faces the same pressures that it was confronted with at the beginning of the year. If the economy and the markets continue to move forward in the second half of this year, further interest rate increases will be necessary. While there has been some slowdown, employment numbers continue to be healthy, total retail sales trends are still good and many retailers are now planning an increase in promotions to stimulate sales even further. Underlying this is that consumer confidence is still near an all-time high. Personal income is now growing ahead of consumption, indicating that consumers have the ability to be more aggressive on the retail sales front if the outlook brightens.

So far this year, the major market averages have been mixed. The market has been a battleground for old economy stocks relative to new economy stocks, as witnessed by the shifts between the two groups. Old economy stocks are purchased gingerly when the market outlook is unfavorable, and new economy stocks are gobbled up aggressively during periods of optimism and recovery. The tremendous flow of funds in the early part of the year could not lift stock prices, and now the flow of funds into equities is starting to recede. The public's enormous asset allocation shift during the 1990s, which doubled exposure to equities and reduced exposure to fixed-income and liquid assets, may actually be slowing. Therefore, the flow of funds going into the market is not likely to be as powerful as it was during the past decade. This makes the upside potential of the market somewhat questionable and the potential downside greater if things go wrong in the Federal Reserve Board's management of the financial arena.


                October 31, 2000 (3) Mercury Large Cap Core Fund

Fiscal Year in Review

The Fund invests primarily in a diversified portfolio of equity securities of large cap companies that Fund management selects from among the securities found in the unmanaged Russell 1000(R) Index. Our investment process attempts to add value through both security selection and portfolio construction. Security selection involves the use of quantitative selection criteria including earnings momentum, earnings surprise and valuation. These criteria are input into a proprietary quantitative model and are subject to selective fundamental overrides. Portfolio construction consists of an optimization process with risk management controlling style, capitalization, sector and individual security selection.

Since inception (December 22, 1999) through October 31, 2000, the Fund's Class I, Class A, Class B and Class C Shares had total returns of +18.50%, +18.30%, +17.50% and +17.50%, respectively. (Fund results shown reflect the effect of fee waiver and expense reimbursement, but do not reflect sales charges, and would be lower if sales charges were included. Complete performance information can be found on pages 5-7 of this report to shareholders.) This compares favorably to the +2.50% total return of the benchmark unmanaged Russell 1000 Index for the same period. Our investment out performance was largely attributable to contributions from superior stock selection and an overweighting in technology. Additional positive performance was generated from our investments in capital goods, energy, communication services, and healthcare. Specific securities contributing positively to performance included Siebel Systems, Inc., Oxford Health Plans, Inc. and PMC-Sierra, Inc.

We are positioned for some reduction in market uncertainties after the presidential election, hoping for a year-end rally with some renewed confidence in the longevity of the business cycle and achievement of a soft landing. Accordingly, we are overweighted in technology and energy, while retaining underweighted positions in financials and consumer staples. We remain tilted toward the lower end of the permissible capitalization range, as we anticipate continued outperformance of mid cap and large cap securities relative to mega cap securities.

In Conclusion

We thank you for your investment in Mercury Large Cap Core Fund, and we look forward to reviewing our outlook and strategy with you in our next report to shareholders.

Sincerely,


/s/ Terry K. Glenn                         /s/ Robert C. Doll, Jr.

Terry K. Glenn                             Robert C. Doll, Jr.
President and Director/Trustee             Senior Vice President and
                                           Portfolio Manager

November 28, 2000


                October 31, 2000 (4) Mercury Large Cap Core Fund

FUND PERFORMANCE DATA

ABOUT FUND PERFORMANCE

The Fund offers four classes of shares, each with its own sales charge and expense structure, allowing you to invest in the way that best suits your needs.

CLASS I SHARES incur a maximum initial sales charge of 5.25% and bear no ongoing distribution and account maintenance fees. Class I Shares are available only to eligible investors.

CLASS A SHARES incur a maximum initial sales charge of 5.25% and an account maintenance fee of 0.25% (but no distribution fee).

CLASS B SHARES are subject to a maximum contingent deferred sales charge of 4% if redeemed during the first two years, decreasing to 3% for each of the next two years and decreasing 1% each year thereafter to 0% after the sixth year. In addition, Class B Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. These shares automatically convert to Class A Shares after approximately eight years.

CLASS C SHARES are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. In addition, Class C Shares may be subject to a 1% contingent deferred sales charge if redeemed within one year after purchase.

None of the past results shown should be considered a representation of future performance. Figures shown in the "Recent Performance Results" and "Aggregate Total Return" tables assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders. The Fund's Investment Adviser voluntarily waived a portion of its management fee. Without such waiver, the Fund's performance would have been lower.


                October 31, 2000 (5) Mercury Large Cap Core Fund

TOTAL RETURN BASED ON A $10,000 INVESTMENT
================================================================================

  [The following table was depicted as a line graph in the printed material.]

A line graph depicting the growth of an investment in the Fund's Class I, Class A, Class B & Class C Shares compared to growth of an investment in the Russell 1000 Index. Beginning and ending values are:

                                                      12/22/99**        10/00
Mercury Large Cap Core Fund+--
Class I Shares*                                         $ 9,475        $11,229
Mercury Large Cap Core Fund+--
Class A Shares*                                         $ 9,475        $11,209
Mercury Large Cap Core Fund+--
Class B Shares*                                         $10,000        $11,350
Mercury Large Cap Core Fund+--
Class C Shares*                                         $10,000        $11,650
Russell 1000 Index++                                    $10,000        $10,250

 * Assuming maximum sales charge, transaction costs and other operating expenses, including advisory fees.
**    Commencement of operations.
 + The Fund invests all of its assets in the Master Large Cap Core Portfolio of the Master Large Cap Series Trust. The Portfolio invests primarily in a diversified portfolio of equity securities of large cap companies located in the United States that the Investment Adviser believes blends growth and value.
++ This unmanaged broad-based Index measures the performance of the 1,000 largest companies in the Russell 3000(R) Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index.

      Past performance is not indicative of future results.


                October 31, 2000 (6) Mercury Large Cap Core Fund

FUND PERFORMANCE DATA (CONCLUDED)

AGGREGATE TOTAL RETURN
================================================================================

                                                      % Return         % Return
                                                    Without Sales     With Sales
Class I Shares*                                         Charge          Charge**
================================================================================
Inception (12/22/99)
through 9/30/00                                        +20.30%           +13.98%
--------------------------------------------------------------------------------
 *    Maximum sales charge is 5.25%.
**    Assuming maximum sales charge.

                                                      % Return        % Return
                                                    Without Sales    With Sales
Class A Shares*                                         Charge         Charge**
================================================================================
Inception (12/22/99)
through 9/30/00                                        +20.10%           +13.79%
--------------------------------------------------------------------------------
 *     Maximum sales charge is 5.25%.
**    Assuming maximum sales charge.

                                                      % Return         % Return
                                                       Without            With
Class B Shares*                                         CDSC             CDSC**
===============================================================================
Inception (12/22/99)
through 9/30/00                                        +19.40%           +15.40%
--------------------------------------------------------------------------------
 * Maximum contingent deferred sales charge is 4% and is reduced to 0% after 6 years.
**    Assuming payment of applicable contingent deferred sales charge.

                                                      % Return         % Return
                                                       Without            With
Class C Shares*                                         CDSC             CDSC**
===============================================================================
Inception (12/22/99)
through 9/30/00                                        +19.40%           +18.40%
--------------------------------------------------------------------------------
 * Maximum contingent deferred sales charge is 1% and is reduced to 0% after 1 year.
**    Assuming payment of applicable contingent deferred sales charge.

RECENT PERFORMANCE RESULTS*
================================================================================
                                                   6 Month       Since Inception
As of October 31, 2000                           Total Return     Total Return
================================================================================
Class I                                              -0.34%           +18.50%
--------------------------------------------------------------------------------
Class A                                              -0.42            +18.30
--------------------------------------------------------------------------------
Class B                                              -0.84            +17.50
--------------------------------------------------------------------------------
Class C                                              -0.84            +17.50
--------------------------------------------------------------------------------
* Investment results shown do not reflect sales charges; results shown would be lower if a sales charge was included. Total investment returns are based on changes in the Fund's net asset values for the period shown, and assume reinvestment of all dividends and capital gains at net asset value on the ex-dividend date. Performance results are for a limited asset pool. The Fund commenced operations on 12/22/99.


                October 31, 2000 (7) Mercury Large Cap Core Fund

STATEMENT OF ASSETS
AND LIABILITIES

As of October 31, 2000

MERCURY LARGE CAP CORE FUND
================================================================================

Assets:

Investment in Master Large Cap Core Portfolio, at value (identified
  cost--$575,437)                                                              $590,148
Prepaid registration fees                                                         7,167
                                                                               --------
Total assets                                                                    597,315
                                                                               --------
---------------------------------------------------------------------------------------

Liabilities:

Payable to distributor                                                              283
Accrued expenses                                                                  7,251
                                                                               --------
Total liabilities                                                                 7,534
                                                                               --------
---------------------------------------------------------------------------------------

Net Assets:

Net assets                                                                     $589,781
                                                                               ========
---------------------------------------------------------------------------------------

Net Assets Consist of:

Class I Shares of Common Stock, $.10 par value,
  100,000,000 shares authorized                                                $  1,250
Class A Shares of Common Stock, $.10 par value,
  100,000,000 shares authorized                                                   1,250
Class B Shares of Common Stock, $.10 par value,
  200,000,000 shares authorized                                                   1,250
Class C Shares of Common Stock, $.10 par value,
  100,000,000 shares authorized                                                   1,250
Paid-in capital in excess of par                                                494,982
Undistributed realized capital gains on investments from
  the Portfolio--net                                                             75,088
Unrealized appreciation on investments from the Portfolio--net                   14,711
                                                                               --------
Net assets                                                                     $589,781
                                                                               ========
---------------------------------------------------------------------------------------

Net Asset Value:

Class I--Based on net assets of $148,158 and 12,500 shares outstanding         $  11.85
                                                                               ========
Class A--Based on net assets of $147,841 and 12,500 shares outstanding         $  11.83
                                                                               ========
Class B--Based on net assets of $146,891 and 12,500 shares outstanding         $  11.75
                                                                               ========
Class C--Based on net assets of $146,891 and 12,500 shares outstanding         $  11.75
                                                                               ========
---------------------------------------------------------------------------------------

See Notes to Financial Statements.


                October 31, 2000 (8) Mercury Large Cap Core Fund

STATEMENT OF OPERATIONS

For the Period December 22, 1999+ to October 31, 2000

MERCURY LARGE CAP CORE FUND
================================================================================

Investment Income (Loss):

Investment income allocated from the Portfolio (net of $5 foreign
  withholding tax)                                                                   $   4,443
Expenses allocated from the Portfolio                                                   (7,300)
                                                                                     ---------
Net investment loss from the Portfolio                                                  (2,857)
                                                                                     ---------
----------------------------------------------------------------------------------------------

Expenses:

Registration fees                                                     $ 115,713
Offering costs                                                           35,833
Printing and shareholder reports                                         11,544
Professional fees                                                         8,966
Accounting services                                                       2,120
Account maintenance and distribution fees--Class B                        1,228
Account maintenance and distribution fees--Class C                        1,228
Transfer agent fees--Class B                                                463
Transfer agent fees--Class C                                                463
Transfer agent fees--Class I                                                462
Transfer agent fees--Class A                                                462
Account maintenance fee--Class A                                            308
Other                                                                        93
                                                                      ---------
Total expenses before reimbursement                                     178,883
Reimbursement of expenses                                              (176,034)
                                                                      ---------
Total expenses after reimbursement                                                       2,849
                                                                                     ---------
Investment loss--net                                                                    (5,706)
                                                                                     ---------
----------------------------------------------------------------------------------------------

Realized & Unrealized Gain from the
Portfolio--Net:

Realized gain on investments from the Portfolio--net                                    80,776
Unrealized appreciation on investments from the Portfolio--net                          14,711
                                                                                     ---------
Net Increase in Net Assets Resulting from Operations                                 $  89,781
                                                                                     =========
----------------------------------------------------------------------------------------------

+     Commencement of operations.

      See Notes to Financial Statements.


                October 31, 2000 (9) Mercury Large Cap Core Fund

STATEMENT OF CHANGES
IN NET ASSETS

For the Period December 22, 1999+ to October 31, 2000

MERCURY LARGE CAP CORE FUND
===============================================================================

Increase (Decrease) in Net Assets:
-------------------------------------------------------------------------------

Operations:

Investment loss--net                                                  $  (5,706)
Realized gain on investments from the Portfolio--net                     80,776
Unrealized appreciation on investments from the Portfolio--net           14,711
                                                                      ---------
Net increase in net assets resulting from operations                     89,781
                                                                      ---------
-------------------------------------------------------------------------------

Net Assets:

Total increase in net assets                                             89,781
Beginning of period                                                     500,000
                                                                      ---------
End of period                                                         $ 589,781
                                                                      =========
-------------------------------------------------------------------------------

+     Commencement of operations.

      See Notes to Financial Statements.


                October 31, 2000 (10) Mercury Large Cap Core Fund

FINANCIAL HIGHLIGHTS

MERCURY LARGE CAP CORE FUND
================================================================================

The following per share data and ratios have been derived from information provided in the financial statements.

                                               For the Period December 22, 1999+ to October 31, 2000
                                               -----------------------------------------------------
Increase (Decrease) in Net Asset Value:         Class I        Class A        Class B        Class C
----------------------------------------------------------------------------------------------------
Per Share Operating Performance:

Net asset value, beginning of period            $ 10.00        $ 10.00        $ 10.00        $ 10.00
                                                ----------------------------------------------------
Investment loss--net                               (.06)          (.08)          (.16)          (.16)
Realized and unrealized gain on
  investments from the Portfolio--net              1.91           1.91           1.91           1.91
                                                ----------------------------------------------------
Total from investment operations                   1.85           1.83           1.75           1.75
                                                ----------------------------------------------------
Net asset value, end of period                  $ 11.85        $ 11.83        $ 11.75        $ 11.75
                                                ====================================================
----------------------------------------------------------------------------------------------------

Total Investment Return:**

Based on net asset value per share                18.50%+++      18.30%+++      17.50%+++      17.50%+++
                                                ====================================================
----------------------------------------------------------------------------------------------------

Ratios to Average Net Assets:

Expenses, net of reimbursement++                   1.50%*         1.74%*         2.49%*         2.49%*
                                                ====================================================
Expenses++                                        37.40%*        37.65%*        38.41%*        38.41%*
                                                ====================================================
Investment loss--net                               (.59%)*        (.84%)*       (1.59%)*       (1.59%)*
                                                ====================================================
----------------------------------------------------------------------------------------------------

Supplemental Data:

Net assets, end of period (in thousands)        $   148        $   148        $   147        $   147
                                                ====================================================
----------------------------------------------------------------------------------------------------

  *    Annualized.
 **   Total investment returns exclude the effects of sales charges.
  +   Commencement of operations.
 ++   Includes the Fund's share of the Portfolio's allocated expenses.
+++   Aggregate total investment return.

      See Notes to Financial Statements.


                October 31, 2000 (11) Mercury Large Cap Core Fund

NOTES TO FINANCIAL STATEMENTS

MERCURY LARGE CAP CORE FUND
================================================================================

(1)   Significant Accounting Policies:

      Mercury Large Cap Core Fund (the "Fund") is registered under the Investment Company Act of 1940 as a diversified mutual fund. The Fund seeks to achieve its investment objective by investing all of its assets in the Master Large Cap Core Portfolio (the "Portfolio"), which is a portfolio of Master Large Cap Series Trust that has the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio. The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. The Fund's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. Prior to commencement of operations on December 22, 1999, the Fund had no operations other than those relating to organizational matters and the issuance of 50,000 capital shares of the Fund on October 20, 1999 to Fund Asset Management, L.P. ("FAM") for $500,000. The Fund offers four classes of shares. Class I and Class A Shares are sold with a front-end sales charge. Class B and Class C Shares may be subject to a contingent deferred sales charge. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class A, Class B and Class C Shares bear certain expenses related to the account maintenance of such shares, and Class B and Class C Shares also bear certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its account maintenance and distribution expenditures (except that Class B Shares have certain voting rights with respect to Class A distribution expenditures). The following is a summary of significant accounting policies followed by the Fund.

      (a) Valuation of investments--Valuation of securities is discussed in Note 1a of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

      (b) Income--The Fund's net investment income consists of the Fund's pro rata share of the net investment income of the Portfolio, less all actual and accrued expenses of the Fund determined in conformity with accounting principles generally accepted in the United States of America.

      (c) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders. Therefore, no Federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

      (d) Prepaid registration fees--Prepaid registration fees are charged to expense as the related shares are issued.

      (e) Dividends and distributions--Dividends and distributions paid by the Fund are recorded on the ex-dividend dates.


                October 31, 2000 (12) Mercury Large Cap Core Fund

NOTES TO FINANCIAL STATEMENTS
(CONCLUDED)

      (f) Investment transactions--Investment transactions are accounted for on a trade date basis.

      (g) Reclassification--Accounting principles generally accepted in the United States of America require that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. Accordingly, the current year's permanent book/tax differences of $18 have been reclassified between paid-in capital in excess of par and accumulated net investment loss and $5,688 has been reclassified between undistributed net realized capital gains and accumulated net investment loss. These reclassifications have no effect on net assets or net asset values per share.

(2)   Transactions with Affiliates:

      The Fund has entered into a Distribution Agreement and Distribution Plans with FAM Distributors, Inc. ("FAMD" or the "Distributor"), a wholly-owned subsidiary of Merrill Lynch Group, Inc.

      Pursuant to the Distribution Plans adopted by the Fund in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Fund pays the Distributor ongoing account maintenance and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares as follows:

                                                 Account            Distribution
                                              Maintenance Fee            Fee
      ==========================================================================
      Class A                                       .25%                 --
      --------------------------------------------------------------------------
      Class B                                       .25%                .75%
      --------------------------------------------------------------------------
      Class C                                       .25%                .75%
      --------------------------------------------------------------------------

      Pursuant to a sub-agreement with the Distributor, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a subsidiary of ML & Co., and selected dealers also provide account maintenance and distribution services to the Fund. The ongoing account maintenance fee compensates the Distributor, MLPF&S and selected dealers for providing account maintenance services to Class A, Class B and Class C shareholders. The ongoing distribution fee compensates the Distributor, MLPF&S and selected dealers for providing shareholder and distribution-related services to Class B and Class C shareholders.

      For the period December 22, 1999 to October 31, 2000, FAM reimbursed the Fund for expenses of $176,034.

      Financial Data Services, Inc. ("FDS"), an indirect wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

      Accounting services are provided to the Fund by FAM.

      Certain officers and/or directors of the Fund are officers and/or directors of FAM, FAMD, FDS, and/or ML & Co.

(3)   Investments:

      Increases and decreases in the Fund's investment in the Portfolio for the period December 22, 1999 to October 31, 2000 were $578,847 and $81,329, respectively.


                October 31, 2000 (13) Mercury Large Cap Core Fund

INDEPENDENT AUDITORS' REPORT

MERCURY LARGE CAP CORE FUND
================================================================================

The Board of Directors and Shareholders,
Mercury Large Cap Core Fund
(One of the Series constituting Mercury Large Cap Series Funds, Inc.):

We have audited the accompanying statement of assets and liabilities of Mercury Large Cap Core Fund as of October 31, 2000, the related statements of operations and changes in net assets, and the financial highlights for the period December 22, 1999 (commencement of operations) to October 31, 2000. These financial statements and the financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Mercury Large Cap Core Fund as of October 31, 2000, the results of its operations, the changes in its net assets, and the financial highlights for the period December 22, 1999 (commencement of operations) to October 31, 2000 in conformity with accounting principles generally accepted in the United States of America.


Deloitte & Touche LLP
Princeton, New Jersey
December 7, 2000


                October 31, 2000 (14) Mercury Large Cap Core Fund

SCHEDULE OF INVESTMENTS

MASTER LARGE CAP CORE PORTFOLIO
================================================================================

                                                                                             In US Dollars
                                                                                      ---------------------------
                         Shares                                                                      Percent of
Industry                  Held                   Common Stocks                           Value       Net Assets
=================================================================================================================
Aerospace & Defense       7,000        Northrop Grumman Corporation                   $   588,000        0.3%
-----------------------------------------------------------------------------------------------------------------
Banking                  40,000        Bank of America Corporation                      1,922,500        1.0
-----------------------------------------------------------------------------------------------------------------
Banking & Financial      57,000        FleetBoston Financial Corporation                2,166,000        1.2
-----------------------------------------------------------------------------------------------------------------
Commercial Services      33,800      + Quanta Services, Inc.                            1,049,913        0.6
-----------------------------------------------------------------------------------------------------------------
Communications           25,900      + Adtran, Inc.                                       984,200        0.5
Equipment                73,000      + Andrew Corporation                               1,920,812        1.0
                          6,800      + CIENA Corporation                                  714,850        0.4
                         34,000        Corning Incorporated                             2,601,000        1.4
                          8,700      + Sawtek Inc.                                        442,613        0.2
                         24,000        Scientific-Atlanta, Inc.                         1,642,500        0.9
                                                                                      ---------------------------
                                                                                        8,305,975        4.4
-----------------------------------------------------------------------------------------------------------------
Computer Services/        9,800        Adobe Systems Incorporated                         745,412        0.4
Software                  3,600      + BEA Systems, Inc                                   258,300        0.1
                         50,600      + CNET Networks, Inc.                              1,593,900        0.9
                         41,000        Electronic Data Systems Corporation              1,924,437        1.0
                         12,000      + i2 Technologies, Inc.                            2,040,000        1.1
                          4,300      + Mercury Interactive Corp.                          477,300        0.3
                         29,000      + Microsoft Corporation                            1,997,375        1.1
                         67,000      + Network Associates, Inc.                         1,289,750        0.7
                         40,400      + Oracle Corporation                               1,333,200        0.7
                         22,000      + Siebel Systems, Inc.                             2,308,625        1.2
                         57,000      + Sybase, Inc.                                     1,193,438        0.6
                         47,000      + Symantec Corporation                             1,835,938        1.0
                                                                                      ---------------------------
                                                                                       16,997,675        9.1
-----------------------------------------------------------------------------------------------------------------
Computers &              10,000      + EMC Corporation                                    890,625        0.5
Peripherals              35,000      + SanDisk Corporation                              1,880,703        1.0
                                                                                      ---------------------------
                                                                                        2,771,328        1.5
-----------------------------------------------------------------------------------------------------------------
Computers--              23,600      + Apple Computer, Inc.                               461,675        0.2
Hardware                 36,000      + Gateway Inc.                                     1,857,960        1.0
                          5,400        International Business Machines                    531,900        0.3
                                       Corporation
                          6,000      + Sun Microsystems, Inc.                             665,250        0.4
                                                                                      ---------------------------
                                                                                        3,516,785        1.9
-----------------------------------------------------------------------------------------------------------------
Computers--              61,000      + Cisco Systems, Inc.                              3,286,375        1.8
Networking
-----------------------------------------------------------------------------------------------------------------
Consumer Finance          7,800        The PMI Group, Inc.                                576,225        0.3
-----------------------------------------------------------------------------------------------------------------
Diversified Financial    28,000        Citigroup Inc.                                   1,473,500        0.8
Services                 30,000        Lehman Brothers Holdings, Inc.                   1,935,000        1.0
                                                                                      ---------------------------
                                                                                        3,408,500        1.8
-----------------------------------------------------------------------------------------------------------------
Electric Companies       65,000        PG&E Corporation                                 1,750,938        0.9
-----------------------------------------------------------------------------------------------------------------


                October 31, 2000 (15) Mercury Large Cap Core Fund

                                                                                        In US Dollars
                                                                                 ---------------------------
                         Shares                                                                  Percent of
Industry                  Held                   Common Stocks                       Value       Net Assets
============================================================================================================
Electrical               66,000        AVX Corporation                            $ 1,889,250       1.0%
Equipment               101,000        General Electric Company                     5,536,062       3.0
                         68,000      + KEMET Corporation                            1,895,500       1.0
                         28,600      + SCI Systems, Inc.                            1,229,800       0.7
                         19,000      + Sanmina Corporation                          2,171,938       1.2
                         86,000      + Silicon Storage Technology, Inc.             1,956,500       1.0
                         17,800      + Solectron Corporation                          783,200       0.4
                         63,000      + Vishay Intertechnology, Inc.                 1,890,000       1.0
                                                                                  --------------------------
                                                                                   17,352,250       9.3
------------------------------------------------------------------------------------------------------------
Electronic               26,000      + Applied Micro Circuits Corporation           1,985,750       1.1
Components               55,000      + Arrow Electronics, Inc.                      1,760,000       0.9
                         27,000        Avnet, Inc.                                    725,625       0.4
                                                                                  --------------------------
                                                                                    4,471,375       2.4
------------------------------------------------------------------------------------------------------------
Electronic--             12,500      + Advanced Micro Devices, Inc.                   282,812       0.2
Semiconductors           52,000      + Altera Corporation                           2,128,750       1.1
                         91,000      + Atmel Corporation                            1,359,312       0.7
                         45,000      + Cypress Semiconductor Corporation            1,684,687       0.9
                        117,000        Intel Corporation                            5,265,000       2.8
                         40,000      + International Rectifier Corp.                1,785,000       1.0
                         60,000      + Micron Technology, Inc.                      2,085,000       1.1
                         70,000      + National Semiconductor Corporation           1,820,000       1.0
                         11,000      + PMC--Sierra, Inc.                            1,864,500       1.0
                         29,000      + Vitesse Semiconductor Corporation            2,028,188       1.1
                         27,000      + Xilinx, Inc.                                 1,955,813       1.1
                                                                                  --------------------------
                                                                                   22,259,062      12.0
------------------------------------------------------------------------------------------------------------
Electronics              60,000      + Lattice Semiconductor Corporation            1,751,250       0.9
                         25,000      + Tektronix, Inc.                              1,781,250       1.0
                                                                                  --------------------------
                                                                                    3,532,500       1.9
------------------------------------------------------------------------------------------------------------
Electronics/              4,800      + Waters Corporation                             348,300       0.2
Instruments
------------------------------------------------------------------------------------------------------------
Equipment--              98,000      + LAM Research Corp.                           1,898,750       1.0
Semiconductors           48,000      + Novellus Systems, Inc.                       1,965,000       1.1
                                                                                  --------------------------
                                                                                    3,863,750       2.1
------------------------------------------------------------------------------------------------------------
Foods                    10,100        ConAgra, Inc.                                  215,887       0.1
------------------------------------------------------------------------------------------------------------
Gaming, Lottery &        85,000      + Mandalay Resort Group                        1,769,062       1.0
Parimutuel
------------------------------------------------------------------------------------------------------------
Healthcare--             18,000      + Express Scripts, Inc. (Class A)              1,209,375       0.6
Managed Care             47,000      + Oxford Health Plans, Inc.                    1,586,250       0.9
                         23,000      + Trigon Healthcare, Inc.                      1,648,813       0.9
                         17,000        UnitedHealth Group Incorporated              1,859,375       1.0
                         10,000      + Wellpoint Health Networks Inc.               1,169,375       0.6
                                                                                  --------------------------
                                                                                    7,473,188       4.0
------------------------------------------------------------------------------------------------------------


                October 31, 2000 (16) Mercury Large Cap Core Fund

                                                                                       In US Dollars
                                                                                  ------------------------
                         Shares                                                                 Percent of
Industry                  Held                   Common Stocks                      Value       Net Assets
==========================================================================================================
Healthcare--             19,500        Merck & Co., Inc.                          $1,753,781        1.0%
Pharmaceuticals          48,000        Pfizer Inc.                                 2,073,000        1.1
                                                                                  ------------------------
                                                                                   3,826,781        2.1
----------------------------------------------------------------------------------------------------------
Healthcare--             19,000      + Quest Diagnostics Incorporated              1,828,750        1.0
Special Services
----------------------------------------------------------------------------------------------------------
Hospital                 48,000        HCA--The Healthcare Corporation             1,917,000        1.0
Management               47,000      + Tenet Healthcare Corporation                1,847,688        1.0
                         21,000      + Universal Health Services, Inc.
                                       (Class B)                                   1,761,375        1.0
                                                                                  ------------------------
                                                                                   5,526,063        3.0
----------------------------------------------------------------------------------------------------------
Insurance--              58,000        Old Republic International Corporation      1,508,000        0.8
Casualty
----------------------------------------------------------------------------------------------------------
Insurance--              10,000        American International Group, Inc.            980,000        0.5
Multiline                16,000        CIGNA Corporation                           1,951,200        1.1
                         12,900        Loews Corporation                           1,173,094        0.6
                                                                                  ------------------------
                                                                                   4,104,294        2.2
----------------------------------------------------------------------------------------------------------
Manufacturing--          26,000      + Jabil Circuit, Inc.                         1,483,625        0.8
Specialized
----------------------------------------------------------------------------------------------------------
Medical Products/        12,500        Abbott Laboratories                           660,156        0.4
Supplies                 44,000        DENTSPLY International Inc.                 1,526,250        0.8
                                                                                  ------------------------
                                                                                   2,186,406        1.2
----------------------------------------------------------------------------------------------------------
Natural Gas               3,500        Equitable Resources, Inc.                     203,000        0.1
Distribution
----------------------------------------------------------------------------------------------------------
Oil--Domestic            29,000        Amerada Hess Corporation                    1,798,000        1.0
Integrated               90,000        Occidental Petroleum Corporation            1,788,750        0.9
                         31,000        Phillips Petroleum Company                  1,914,250        1.0
                         46,000        USX-Marathon Group                          1,250,625        0.7
                                                                                  ------------------------
                                                                                   6,751,625        3.6
----------------------------------------------------------------------------------------------------------
Oil Exploration &        28,000        Kerr-McGee Corporation                      1,828,750        1.0
Production              124,000      + Ocean Energy Inc.                           1,720,500        0.9
                         19,800        Unocal Corporation                            675,675        0.4
                                                                                  ------------------------
                                                                                   4,224,925        2.3
----------------------------------------------------------------------------------------------------------


                October 31, 2000 (17) Mercury Large Cap Core Fund

                                                                                       In US Dollars
                                                                                 -------------------------
                         Shares                                                                Percent of
Industry                  Held                   Common Stocks                       Value     Net Assets
==========================================================================================================
Oil--                    23,000        Chevron Corporation                        $1,888,875       1.0%
International            28,000        Exxon Mobil Corporation                     2,497,250       1.3
Integrated                5,000        Texaco Inc.                                   295,313       0.2
                                                                                 -------------------------
                                                                                   4,681,438       2.5
----------------------------------------------------------------------------------------------------------
Oil & Gas                42,000        Questar Corporation                         1,136,625       0.6
Producers
----------------------------------------------------------------------------------------------------------
Oil & Gas--              35,000        Ashland Inc.                                1,146,250       0.6
Refining & Marketing     39,000        Sunoco, Inc.                                1,167,563       0.6
                         67,000        Ultramar Diamond Shamrock                   1,758,750       1.0
                                       Corporation
                         53,000        Valero Energy Corporation                   1,752,313       0.9
                                                                                 -------------------------
                                                                                   5,824,876       3.1
----------------------------------------------------------------------------------------------------------
Petroleum                22,000        Anadarko Petroleum Corporation              1,409,100       0.8
                         27,000        Murphy Oil Corporation                      1,564,312       0.8
                                                                                 -------------------------
                                                                                   2,973,412       1.6
----------------------------------------------------------------------------------------------------------
Pharmaceuticals          21,000        Cardinal Health, Inc.                       1,989,750       1.1
                         24,000      + IVAX Corporation                            1,044,000       0.5
                                                                                 -------------------------
                                                                                   3,033,750       1.6
----------------------------------------------------------------------------------------------------------
Retail--Computers &      45,000      + Tech Data Corporation                       1,873,125       1.0
Electronics
----------------------------------------------------------------------------------------------------------
Retail--                 58,000        Sears, Roebuck & Co.                        1,724,340       0.9
General Merchandise
----------------------------------------------------------------------------------------------------------
Savings & Loan           61,000        Golden State Bancorp Inc.                   1,593,625       0.8
                         16,900        GreenPoint Financial Corp.                    502,775       0.3
                          7,000        Washington Mutual, Inc.                       308,000       0.2
                                                                                 -------------------------
                                                                                   2,404,400       1.3
----------------------------------------------------------------------------------------------------------
Semiconductors           45,000      + Applied Materials, Inc.                     2,390,625       1.3
                         17,200        Dallas Semiconductor Corporation              681,550       0.3
                         49,000      + KLA-Tencor Corporation                      1,656,812       0.9
                                                                                 -------------------------
                                                                                   4,728,987       2.5
----------------------------------------------------------------------------------------------------------
Services--               36,000        First Data Corporation                      1,804,500       1.0
Data Processing
----------------------------------------------------------------------------------------------------------
Telecommunications       41,000      + Advanced Fibre Communications, Inc.         1,335,062       0.7
                          6,000        Verizon Communications                        346,875       0.2
                                                                                 -------------------------
                                                                                   1,681,937       0.9
----------------------------------------------------------------------------------------------------------
Telephone                16,000        SBC Communications Inc.                       923,000       0.5
----------------------------------------------------------------------------------------------------------
Tobacco                  75,000        Philip Morris Companies Inc.                2,746,875       1.5
----------------------------------------------------------------------------------------------------------
Utilities--Electric      63,000        The Southern Company                        1,850,625       1.0
----------------------------------------------------------------------------------------------------------
                                       Total Common Stocks
                                       (Cost--$172,388,161)                      176,656,947      94.9
----------------------------------------------------------------------------------------------------------


                October 31, 2000 (18) Mercury Large Cap Core Fund

SCHEDULE OF INVESTMENTS (CONCLUDED)

                                                                               In US Dollars
                                                                       ----------------------------
                 Face                                                                    Percent of
                Amount              Short-Term Securities                   Value        Net Assets
---------------------------------------------------------------------------------------------------
Commercial    $4,000,000     American Home Products, Inc.,
Paper*                       6.48% due 11/13/2000                      $   3,991,360         2.1%
               2,880,000     General Motors Acceptance Corp.,
                             6.63% due 11/01/2000                          2,880,000         1.5
               1,600,000     Paccar Financial Corp.,
                             6.47% due 11/10/2000                          1,597,412         0.9
               1,300,000     Verizon Global Funding,
                             6.47% due 11/09/2000                          1,298,131         0.7
---------------------------------------------------------------------------------------------------
                             Total Short-Term Securities
                             (Cost--$9,766,903)                            9,766,903         5.2
---------------------------------------------------------------------------------------------------
                             Total Investments
                             (Cost--$182,155,064)                        186,423,850       100.1
                             Liabilities in Excess of Other Assets          (158,583)       (0.1)
                                                                       ----------------------------
                             Net Assets                                $ 186,265,267       100.0%
                                                                       ============================
---------------------------------------------------------------------------------------------------

+     Non-income producing security.
* Commercial Paper is traded on a discount basis; the interest rates shown reflect the discount rates paid at the time of purchase by the Portfolio.

      See Notes to Financial Statements.


                October 31, 2000 (19) Mercury Large Cap Core Fund

STATEMENT OF ASSETS
AND LIABILITIES

As of October 31, 2000

MASTER LARGE CAP CORE PORTFOLIO
================================================================================

Assets:

Investments, at value (identified cost--$182,155,064)                      $186,423,850
Receivables:
  Contributions                                          $ 23,553,447
  Securities sold                                           3,815,184
  Dividends                                                    17,955        27,386,586
                                                         ------------
Prepaid expenses                                                                 17,229
                                                                           ------------
Total assets                                                                213,827,665
                                                                           ------------
---------------------------------------------------------------------------------------

Liabilities:

Payables:
  Securities purchased                                     26,912,839
  Withdrawals                                                 384,247
  Investment adviser                                           60,735        27,357,821
                                                         ------------
Accrued expenses and other liabilities                                          204,577
                                                                           ------------
Total liabilities                                                            27,562,398
                                                                           ------------
---------------------------------------------------------------------------------------

Net Assets:

Net assets                                                                 $186,265,267
                                                                           ============
---------------------------------------------------------------------------------------
Net Assets Consist of:

Partners' capital                                                          $181,996,481
Unrealized appreciation on investments--net                                   4,268,786
                                                                           ------------
Net assets                                                                 $186,265,267
                                                                           ============
---------------------------------------------------------------------------------------

See Notes to Financial Statements.


                October 31, 2000 (20) Mercury Large Cap Core Fund

STATEMENT OF OPERATIONS

For the Period December 22, 1999+ to October 31, 2000

MASTER LARGE CAP CORE PORTFOLIO
================================================================================

Investment Income:

Dividends (net of $93 foreign withholding tax)                            $       66,857
Interest and discount earned                                                      62,352
                                                                          --------------
Total income                                                                     129,209
                                                                          --------------
----------------------------------------------------------------------------------------

Expenses:

Investment advisory fees                                  $ 108,093
Accounting services                                          21,881
Custodian fees                                               17,853
Professional fees                                             8,000
Trustees' fees and expenses                                   7,057
Offering costs                                                5,556
Pricing fees                                                    308
Other                                                           744
                                                          ---------
Total expenses before reimbursement                         169,492
Reimbursement of expenses                                   (11,832)
                                                          ---------
Total expenses after reimbursement                                               157,660
                                                                          --------------
Investment loss--net                                                             (28,451)
                                                                          --------------
----------------------------------------------------------------------------------------

Realized & Unrealized Gain on
Investments--Net:

Realized gain on investments--net                                                156,192
Unrealized appreciation on investments--net                                    4,268,786
                                                                          --------------
Net Increase in Net Assets Resulting from Operations                      $    4,396,527
                                                                          ==============
----------------------------------------------------------------------------------------

+     Commencement of operations.

      See Notes to Financial Statements.


                October 31, 2000 (21) Mercury Large Cap Core Fund

STATEMENT OF CHANGES
IN NET ASSETS

For the Period December 22, 1999+ to October 31, 2000

MASTER LARGE CAP CORE PORTFOLIO
================================================================================

Increase (Decrease) in Net Assets:
--------------------------------------------------------------------------------

Operations:

Investment loss--net                                              $     (28,451)
Realized gain on investments--net                                       156,192
Unrealized appreciation on investments--net                           4,268,786
                                                                  -------------
Net increase in net assets resulting from operations                  4,396,527
                                                                  -------------
--------------------------------------------------------------------------------

Net Capital Contributions:

Increase in net assets derived from net capital contributions       180,868,740
                                                                  -------------
--------------------------------------------------------------------------------

Net Assets:

Total increase in net assets                                        185,265,267
Beginning of period                                                   1,000,000
                                                                  -------------
End of period                                                     $ 186,265,267
                                                                  =============
--------------------------------------------------------------------------------

+     Commencement of operations.

      See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

MASTER LARGE CAP CORE PORTFOLIO
================================================================================

The following ratios have been derived from information          For the Period
provided in the financial statements.                            Dec. 22, 1999+
                                                                to Oct. 31, 2000
--------------------------------------------------------------------------------

Ratios to Average Net Assets:

Expenses, net of reimbursement                                           1.09%*
                                                                  ===========
Expenses                                                                 1.17%*
                                                                  ===========
Investment loss--net                                                     (.20%)*
                                                                  ===========
--------------------------------------------------------------------------------

Supplemental Data:

Net assets, end of period (in thousands)                          $   186,265
                                                                  ===========
Portfolio turnover                                                      79.18%
                                                                  ===========
--------------------------------------------------------------------------------

*     Annualized.
+     Commencement of operations.

      See Notes to Financial Statements.


                October 31, 2000 (22) Mercury Large Cap Core Fund

NOTES TO FINANCIAL STATEMENTS

MASTER LARGE CAP CORE PORTFOLIO
================================================================================

(1)   Significant Accounting Policies:

      Master Large Cap Core Portfolio (the "Portfolio") is part of Master Large Cap Series Trust (the "Trust"). The Portfolio is registered under the Investment Company Act of 1940 and is organized as a Delaware business trust. The Portfolio's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. The following is a summary of significant accounting policies followed by the Portfolio.

      (a) Valuation of investments--Portfolio securities that are traded on stock exchanges are valued at the last sale price as of the close of business on the day the securities are being valued or, lacking any sales, at the closing bid price. Securities traded in the over-the-counter market are valued at the last available bid price prior to the time of valuation. Portfolio securities that are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Options written or purchased are valued at the last sale price in the case of exchange-traded options. In the case of options traded in the over-the-counter market, valuation is the last asked price (options written) or the last bid price (options purchased). Short-term securities are valued at amortized cost, which approximates market value. Other investments, including futures contracts and related options, are stated at market value. Securities and assets for which market quotations are not readily available are valued at fair market value, as determined in good faith by or under the direction of the Trust's Board of Trustees.

      (b) Derivative financial instruments--The Portfolio may engage in various portfolio investment strategies to increase or decrease the level of risk to which the Portfolio is exposed more quickly and efficiently than transactions in other types of investments. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

      o Financial futures contracts--The Portfolio may purchase or sell financial futures contracts and options on such futures contracts for the purpose of hedging the market risk on existing securities or the intended purchase of securities. Upon entering into a contract, the Portfolio deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Portfolio as unrealized gains or losses. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.


                October 31, 2000 (23) Mercury Large Cap Core Fund

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)

      o Options--The Portfolio is authorized to purchase and write call and put options. When the Portfolio writes an option, an amount equal to the premium received by the Portfolio is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Portfolio enters into a closing transaction), the Portfolio realizes a gain or loss on the option to the extent of the premiums received or paid (or a gain or loss to the extent that the cost of the closing transaction exceeds the premium paid or received).

      Written and purchased options are non-income producing investments.

      o Forward foreign exchange contracts--The Portfolio is authorized to enter into forward foreign exchange contracts as a hedge against either specific transactions or portfolio positions. Such contracts are not entered on the Portfolio's records. However, the effect on operations is recorded from the date the Portfolio enters into such contracts.

      o Foreign currency options and futures--The Portfolio may also purchase or sell listed or over-the-counter foreign currency options, foreign currency futures and related options on foreign currency futures as a short or long hedge against possible variations in foreign exchange rates. Such transactions may be effected with respect to hedges on non-US dollar denominated securities owned by the Portfolio, sold by the Portfolio but not yet delivered, or committed or anticipated to be purchased by the Portfolio.

      (c) Foreign currency transactions--Transactions denominated in foreign currencies are recorded at the exchange rate prevailing when recognized. Assets and liabilities denominated in foreign currencies are valued at the exchange rate at the end of the period. Foreign currency transactions are the result of settling (realized) or valuing (unrealized) assets or liabilities expressed in foreign currencies into US dollars. Realized and unrealized gains or losses from investments include the effects of foreign exchange rates on investments.

      (d) Income taxes--The Portfolio is classified as a partnership for Federal income tax purposes. As a partnership for Federal income tax purposes, the Portfolio will not incur Federal income tax liability. Items of partnership income, gain, loss and deduction will pass through to investors as partners in the Portfolio. Therefore, no Federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends and capital gains at various rates.


                October 31, 2000 (24) Mercury Large Cap Core Fund

NOTES TO FINANCIAL STATEMENTS
(CONCLUDED)

      (e) Security transactions and investment income--Security transactions are accounted for on the date the securities are purchased or sold (the trade dates). Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Portfolio has determined the ex-dividend date. Interest income (including amortization of discount) is recognized on the accrual basis. Realized gains and losses on security transactions are determined on the identified cost basis.

(2)   Investment Advisory Agreement and Transactions with Affiliates:

      The Trust has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.

      FAM is responsible for the management of the Portfolio's investments and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Portfolio. For such services, the Portfolio pays a monthly fee at an annual rate of .75% of the average daily value of the Portfolio's net assets. For the period December 22, 1999 to October 31, 2000, FAM earned fees of $108,093, of which $11,832 was waived.

      Accounting services are provided to the Portfolio by FAM.

      Certain officers and/or trustees of the Trust are officers and/or directors of FAM, PSI, and/or ML & Co.

(3)   Investments:

      Purchases and sales of investments, excluding short-term securities, for the period December 22, 1999 to October 31, 2000 were $189,900,359 and $17,668,387, respectively.

      Net realized gains for the period December 22, 1999 to October 31, 2000 and net unrealized gains as of October 31, 2000 were as follows:

                                                    Realized         Unrealized
                                                     Gains              Gains
       ------------------------------------------------------------------------
       Long-term Investments                       $  156,189        $4,268,786
       Short-term Investments                               3                --
                                                   ----------------------------
       Total                                       $  156,192        $4,268,786
                                                   ============================
       ------------------------------------------------------------------------

      As of October 31, 2000, net unrealized appreciation for Federal income tax purposes aggregated $4,174,483, of which $7,406,657 related to appreciated securities and $3,232,174 related to depreciated securities. At October 31, 2000, the aggregate cost of investments for Federal income tax purposes was $182,249,367.


                October 31, 2000 (25) Mercury Large Cap Core Fund

INDEPENDENT AUDITORS' REPORT

MASTER LARGE CAP CORE PORTFOLIO
================================================================================

The Board of Trustees and Investors,
Master Large Cap Core Portfolio
(One of the Series constituting Master Large Cap Series Trust):

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Master Large Cap Core Portfolio as of October 31, 2000, the related statements of operations and changes in net assets, and the financial highlights for the period December 22, 1999 (commencement of operations) to October 31, 2000. These financial statements and the financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at October 31, 2000 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Master Large Cap Core Portfolio as of October 31, 2000, the results of its operations, the changes in its net assets, and the financial highlights for the period December 22, 1999 (commencement of operations) to October 31, 2000 in conformity with accounting principles generally accepted in the United States of America.


Deloitte & Touche LLP
Princeton, New Jersey
December 7, 2000


                October 31, 2000 (26) Mercury Large Cap Core Fund

OFFICERS AND DIRECTORS/TRUSTEES

Terry K. Glenn, President and
  Director/Trustee
James H. Bodurtha, Director/Trustee
Herbert I. London, Director/Trustee
Joseph L. May, Director/Trustee
Andre F. Perold, Director/Trustee
Roberta Cooper Ramo, Director/Trustee
Arthur Zeikel, Director/Trustee
Robert C. Doll, Jr., Senior Vice President
  and Portfolio Manager
Linda J. Gardner, Vice President
Philip E. Laverson, Vice President
Donald C. Burke, Vice President and
  Treasurer
Alice A. Pellegrino, Secretary

Custodian

Brown Brothers Harriman & Co.
40 Water Street
Boston, MA 02109

Transfer Agent

Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(888) 763-2260


                October 31, 2000 (27) Mercury Large Cap Core Fund

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Mercury Large Cap Core Fund of
Mercury Large Cap Series Funds, Inc.
Box 9011
Princeton, NJ
08543-9011

[RECYCLE LOGO] Printed on post-consumer recycled paper            MERCLCC--10/00